CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]		Additional paid-in Capital [Member]	Treasury shares at cost [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2016	$ 214		$ 409,320	$ (20,091)	$ (7,848)	$ (265,431)	$ 116,164
Balance, shares at Dec. 31, 2016	77,768,929
Exercise of options and vesting of RSU's		[1]	294				294
Exercise of options and vesting of RSU's, shares	276,263
Share-based compensation expense			1,203				1,203
Other comprehensive income (loss), net					677		677
Net income (loss)						15,560	15,560
Balance at Dec. 31, 2017	$ 214		410,817	(20,091)	(7,171)	(249,871)	$ 133,898
Balance, shares at Dec. 31, 2017	78,045,192						78,045,192
Cumulative effect of the new revenue recognition standard						70	$ 70
Exercise of options and vesting of RSU's		[1]	2,611				2,611
Exercise of options and vesting of RSU's, shares	2,044,466
Share-based compensation expense			1,980				1,980
Other comprehensive income (loss), net					(2,037)		(2,037)
Net income (loss)						23,046	23,046
Balance at Dec. 31, 2018	$ 214		415,408	(20,091)	(9,208)	(226,755)	$ 159,568
Balance, shares at Dec. 31, 2018	80,089,658						80,089,658
Exercise of options and vesting of RSU's	$ 1		601				$ 602
Exercise of options and vesting of RSU's, shares	573,147						422,311
Share-based compensation expense			2,053				$ 2,053
Other comprehensive income (loss), net					542		542
Net income (loss)						(2,344)	(2,344)
Balance at Dec. 31, 2019	$ 215		$ 418,062	$ (20,091)	$ (8,666)	$ (229,099)	$ 160,421
Balance, shares at Dec. 31, 2019	80,662,805						80,662,805

[1]	Represent an amount lower than $1